Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies, estimates and judgements
Schedule of foreign exchange rates used to translate the financial statements into Parent's functional currency

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

	Annual	Exchange	Annual	Exchange	Annual	Exchange
	average	rate at	average	rate at	average	rate at
	exchange rate	December 31,	exchange rate	December 31,	exchange rate	December 31,
(currency amount for 1 €)	2019	2019	2018	2018	2017	2017
U.S. Dollar	1.12	1.12	1.18	1.15	1.13	1.20
Pound Sterling	0.88	0.85	0.88	0.89	0.88	0.89
Australian Dollar	1.61	1.60	1.58	1.62	1.47	1.53